ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	2024	2023
Accounts receivable	$6,078,115	$2,921,298
Less: allowance for doubtful credit loss	(780,109)	(634,166)
Account receivable, net	$5,298,006	$2,287,132

Schedule of allowance for credit loss accounts movement

	2024	2023	2022
Beginning balance	$634,166	$694,257	736,725
Adoption ASU 2016-13	64,930	—	—
Reversal	—	(96,408)	—
Additions	52,645	52,323	29,128
Foreign currency translation adjustments	28,368	(16,006)	(71,596)
Ending balance	$780,109	$634,166	694,257